Other Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Expenses
The detail of the line item “Other expenses, net” for the years 2021, 2020 and 2019 is as follows:

	2021	2020	2019

Sale of emission Allowances (note 3.19) 1	$600	—	—
Impairment losses 2	(536)	(1,520)	(64)
Results from the sale of assets and others 3	(136)	(115)	(217)
Incremental costs and expenses related to the COVID-19 Pandemic (note 2)	(26)	(48)	—
Restructuring costs 4	(17)	(81)	(48)
Charitable contributions	(1)	(3)	(5)

	$(116)	(1,767)	(334)